MIO-Q3

Quarterly Report
June 30, 2026
MFS®  International New Discovery Fund

Portfolio of Investments
6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.0%
Aerospace & Defense – 1.6%
Babcock International Group PLC	1,321,488	$16,683,986
LISI Group	328,784	24,681,427
Melrose Industries PLC	3,134,449	19,744,869
MTU Aero Engines Holding AG	61,098	25,404,068
RENK Group AG	503,732	24,274,419
Singapore Technologies Engineering Ltd.	1,719,100	13,870,770
		$124,659,539
Alcoholic Beverages – 0.7%
Carlsberg Group	225,759	$29,569,040
China Resources Beer Holdings Co. Ltd.	9,841,500	26,763,872
		$56,332,912
Apparel, Footwear, & Accessories – 0.9%
Burberry Group PLC (a)	591,770	$8,336,204
Eclat Textile Co. Ltd.	2,359,000	23,223,240
Prada S.p.A.	3,368,300	17,058,707
Shenzhou International Group Holdings Ltd.	4,114,100	20,721,677
		$69,339,828
Auto & Auto Components – 1.4%
Mahindra & Mahindra Ltd.	535,769	$17,525,140
Shimano, Inc. (l)	258,400	27,565,104
Suzuki Motor Corp.	1,956,500	23,530,464
USS Co. Ltd.	2,969,200	34,742,169
		$103,362,877
Brokerage & Asset Managers – 0.6%
Julius Baer Group Ltd.	252,304	$21,795,568
Omni Bridgeway Ltd. (a)(l)	8,299,103	9,480,709
Rathbones Group PLC	703,406	14,947,187
		$46,223,464
Business Services – 5.3%
Amadeus Fire AG (a)	109,211	$2,443,280
CAR Group Ltd. (l)	1,502,644	26,890,222
Diploma PLC	326,637	30,891,983
Elis S.A.	1,659,845	51,396,204
IMCD Group N.V.	131,750	11,892,466
Imdex Ltd.	11,337,754	32,082,304
Intertek Group PLC	406,808	31,324,388
Kanzhun Ltd., ADR	1,128,358	14,521,968
Moltiply Group S.p.A (l)	329,784	12,792,740
Muninova Holdings, Inc.	5,903,400	16,026,979
OBIC Co. Ltd.	3,171,500	74,360,957
Pluxee N.V.	600,126	7,865,025
Rightmove PLC	3,244,056	18,856,088
RS Group PLC	1,821,041	14,046,248
San-Ai Obbli Co. Ltd.	1,741,100	22,421,656
Scout24 AG	418,407	34,588,498
		$402,401,006
Chemicals – 3.5%
Borregaard ASA	888,452	$13,373,678
Croda International PLC	790,364	31,702,961
Dexerials Corp.	870,000	23,157,398

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – continued
Essentra PLC	10,253,905	$10,867,433
Fujimi, Inc.	582,700	16,661,648
JCU Corp.	593,000	28,323,887
NOF Corp.	1,060,500	17,212,457
SK KAKEN Co. Ltd.	577,700	33,405,365
Symrise AG	925,275	92,844,991
		$267,549,818
Conglomerates – 0.1%
Koc Holding A.S.	2,580,852	$10,706,002
Construction – 3.3%
Breedon Group PLC	7,790,348	$30,545,847
Grupo Cementos de Chihuahua S.A.B. de C.V.	1,045,375	12,493,688
James Hardie Industries PLC, GDR (a)	1,239,060	32,624,589
PT Indocement Tunggal Prakarsa Tbk	24,908,600	5,795,290
Reliance Worldwide Corp.	5,473,386	14,905,959
Rinnai Corp.	719,300	15,780,171
Sanwa Holdings Corp.	1,120,500	26,266,840
Sika AG	62,661	12,931,586
Techtronic Industries Co. Ltd.	4,690,500	78,306,136
Zhejiang Supor Co. Ltd., “A”	3,035,079	17,712,903
		$247,363,009
Consumer Products – 1.1%
Dabur India Ltd.	7,541,392	$33,732,055
Essity AB	1,000,143	28,293,041
Uni-Charm Corp. (l)	3,740,900	21,764,820
		$83,789,916
Consumer Services – 2.5%
Compass Group PLC	1,200,327	$38,770,562
Lottomatica Group S.p.A.	1,165,943	32,372,617
MakeMyTrip Ltd. (a)	855,220	45,574,674
Meitec Group Holdings, Inc.	1,232,600	23,586,470
Park24 Co. Ltd.	2,202,300	27,265,475
Trip.com Group Ltd. (a)	314,081	12,478,581
WEB Travel Group Ltd. (a)	3,696,239	7,636,282
		$187,684,661
Containers – 1.0%
Huhtamaki Oyj	712,008	$21,379,840
Vidrala S.A.	215,910	20,698,027
Viscofan S.A.	493,834	32,952,476
		$75,030,343
Diversified Financial Services – 3.8%
AEON Thana Sinsap Public Co. Ltd.	2,902,400	$8,562,038
B3 S.A. - Brasil Bolsa Balcao	9,668,400	27,213,035
Bolsa Mexicana de Valores S.A. de C.V.	8,216,600	16,374,468
Element Fleet Management Corp.	1,435,455	29,625,079
Euronext N.V.	281,753	45,070,337
GMO Payment Gateway, Inc.	893,100	50,973,080
HDB Financial Services Ltd.	2,938,169	23,426,409
IG Group Holdings PLC	742,238	17,898,966
IPH Ltd. (l)	11,365,093	30,461,506
TMX Group Ltd.	1,218,385	39,886,914
		$289,491,832

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.3%
Advantech Co. Ltd.	3,642,843	$56,955,943
Cembre S.p.A.	476,491	48,890,588
Halma PLC	542,538	28,311,012
Legrand S.A.	255,892	43,184,851
TAKUMA Co. Ltd.	1,272,300	28,514,145
Voltronic Power Technology Corp.	2,885,659	98,722,131
Yokogawa Electric Corp.	739,700	25,985,099
		$330,563,769
Energy - Independent – 1.4%
Galp Energia SGPS S.A., “B”	1,599,056	$34,065,933
Petronet LNG Ltd.	13,900,796	41,403,203
PT United Tractors Tbk	16,037,100	20,629,379
Santos Ltd.	1,946,448	9,663,653
		$105,762,168
Engineering - Construction – 1.9%
Doosan Bobcat, Inc.	479,961	$19,255,488
JGC Holdings Corp.	1,365,300	21,285,813
Prologis Property Mexico S.A. de C.V., REIT (l)	1,187,789	5,149,180
Samsung Engineering Co. Ltd.	1,538,591	47,635,015
SPIE S.A.	428,157	24,656,294
Technip Energies N.V.	790,456	29,913,157
		$147,894,947
Entertainment & Leisure – 0.8%
CTS Eventim AG	942,373	$54,968,363
Thule Group AB	386,981	8,221,453
		$63,189,816
Food & Beverages – 4.3%
ARIAKE JAPAN Co. Ltd.	817,600	$25,286,059
AVI Ltd.	6,494,561	39,859,476
Cranswick PLC	856,213	62,464,805
Gruma S.A.B. de C.V.	1,969,512	31,640,583
Kerry Group PLC	213,738	19,622,839
Orion Corp.	522,941	44,611,120
S Foods, Inc.	95,900	1,562,187
T. Hasegawa Co. Ltd. (h)	2,427,100	47,618,002
Tingyi (Cayman Islands) Holdings Corp.	15,322,000	19,152,208
Toyo Suisan Kaisha Ltd. (l)	316,500	20,214,967
Universal Robina Corp.	15,639,610	15,800,160
		$327,832,406
Food & Drug Stores – 1.0%
BIM Birlesik Magazalar A.S.	2,776,418	$21,739,940
DFI Retail Group Holdings Ltd.	6,104,909	23,194,082
Jeronimo Martins SGPS S.A.	548,177	10,497,576
Sugi Holdings Co. Ltd. (l)	1,071,500	20,758,480
		$76,190,078
Forest & Paper Products – 0.1%
Suzano S.A.	1,012,700	$7,797,847
Hardware, Peripherals, & Assembly – 3.9%
Alten S.A.	414,149	$25,079,952
Amadeus IT Group S.A.	632,569	36,919,262
Bechtle AG	551,230	19,512,301
E Ink Holdings, Inc.	9,322,000	63,731,433

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Hardware, Peripherals, & Assembly – continued
Elecom Co. Ltd.	939,200	$10,339,604
EPAM Systems, Inc.	139,274	11,051,392
Kardex Holding AG	99,113	27,783,533
Largan Precision Co. Ltd.	304,000	41,200,018
Venture Corp. Ltd.	4,755,900	62,991,194
		$298,608,689
Insurance – 3.7%
AUB Group Ltd. (l)	3,202,617	$63,504,385
Bupa Arabia for Cooperative Insurance Co.	474,416	22,084,360
Hiscox Ltd.	2,115,726	51,834,296
Samsung Fire & Marine Insurance Co. Ltd.	141,111	56,508,783
Steadfast Group Ltd. (l)	13,662,500	48,242,083
Unipol Gruppo S.p.A.	1,370,452	38,223,093
		$280,397,000
Machinery & Tools – 7.2%
AirTAC International Group	993,000	$41,891,389
Azbil Corp.	2,788,800	29,762,528
Finning International, Inc.	513,626	36,280,665
Fuji Seal International, Inc.	1,551,000	27,005,019
Galilei Co. Ltd.	1,240,200	25,208,924
GEA Group AG	1,035,441	71,044,848
Haitian International Holdings Ltd.	9,164,000	21,994,196
Hoshizaki Corp. (l)	720,800	23,537,608
METAWATER Co. Ltd.	1,349,300	27,870,646
MonotaRO Co. Ltd. (l)	1,715,500	19,576,926
Nabtesco Corp. (l)	458,100	14,740,592
Rational AG	14,146	10,352,542
RB Global, Inc.	472,196	54,972,171
Rotork PLC	3,731,693	14,622,017
SGH Ltd.	1,050,528	34,085,609
Spirax Group PLC	601,676	54,549,665
Weir Group PLC	1,185,444	37,801,270
		$545,296,615
Media – 1.1%
TBS Holdings, Inc.	608,600	$23,442,782
Tencent Music Entertainment Group, ADR	4,916,472	41,052,541
Toho Co. Ltd. (l)	1,765,900	14,124,376
Wolters Kluwer N.V.	66,767	4,305,694
		$82,925,393
Medical & Health Technology & Services – 1.5%
AS ONE Corp.	3,019,000	$42,055,629
BML, Inc.	975,800	21,564,129
Hangzhou Tigermed Consulting Co. Ltd. (h)	8,131,200	36,213,634
Medipal Holdings Corp.	985,900	15,898,581
		$115,731,973
Medical Equipment – 2.2%
ConvaTec Group PLC	11,294,489	$32,210,386
Demant A.S. (a)(l)	232,692	9,540,100
Fukuda Denshi Co. Ltd.	451,100	31,330,029
Nakanishi, Inc.	787,800	14,517,271
Shimadzu Corp.	1,000,700	25,538,583
Smith & Nephew PLC	2,179,806	31,530,757
Sonova Holding AG	84,174	20,012,160
		$164,679,286

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 3.1%
Agnico Eagle Mines Ltd.	458,280	$71,205,063
Alamos Gold, Inc.	1,660,889	50,356,585
Ero Copper Corp. (a)	1,284,930	34,310,100
Gerdau S.A., ADR	3,310,501	13,374,424
Ivanhoe Mines Ltd. (a)	5,898,148	46,203,719
Northern Star Resources Ltd. Co.	1,740,329	22,833,173
		$238,283,064
Natural Gas - Pipeline – 0.2%
APA Group	2,126,709	$14,930,410
Non-Global Systemically Important Banks – 8.3%
Asia Commercial Bank JSC	22,728,029	$19,641,762
Banco Bradesco S.A., ADR	9,904,827	34,369,750
Banco Comercial Portugues S.A.	28,271,424	33,433,531
Bank of Cyprus Holdings PLC	2,774,129	30,318,370
Bank of Ireland Group PLC	2,148,396	42,774,145
BPER Banca S.p.A.	2,675,699	41,982,207
Credicorp Ltd.	99,079	38,599,197
Eurobank S.A.	6,021,389	28,655,363
Federal Bank Ltd.	21,827,531	76,329,586
FinecoBank S.p.A.	2,712,848	68,038,418
Hachijuni Nagano Bank Ltd.	2,767,300	41,100,972
Komercni Banka A.S.	417,668	19,121,337
Kyoto Financial Group, Inc.	1,436,000	39,880,917
Metropolitan Bank & Trust Co.	30,822,697	32,730,166
Mizrahi Tefahot Bank Ltd.	192,033	12,712,503
Saudi Awwal Bank	3,519,201	30,310,163
Shizuoka Financial Group, Inc.	2,190,000	40,743,873
		$630,742,260
Oil Services – 1.0%
ADNOC Drilling Co. PJSC	8,953,186	$13,968,023
TechnipFMC PLC	469,158	31,105,175
Tenaris S.A., ADR	598,667	33,220,032
		$78,293,230
Pharmaceuticals & Biotechnology – 1.9%
Hugel, Inc. (a)	436,395	$74,567,189
Ipca Laboratories Ltd.	2,622,997	47,309,210
Kalbe Farma Tbk PT	254,386,700	10,883,995
Virbac S.A.	20,851	7,921,597
		$140,681,991
Pollution Control – 0.9%
ALS Ltd.	1,853,887	$29,509,831
Daiseki Co. Ltd.	1,750,840	42,408,325
		$71,918,156
Real Estate – 2.9%
Aldar Properties PJSC	6,082,950	$13,780,788
Big Yellow Group PLC, REIT	1,168,660	13,990,276
CapitaLand India Trusts REIT	25,845,659	20,445,030
CapitaLand Investment Ltd.	18,717,900	36,137,534
City Developments Ltd.	3,130,700	18,867,782
Embassy Office Parks REIT	4,285,077	19,805,124
Midland Holdings Ltd. (h)	41,389,000	12,178,235
Rural Funds Group, REIT (l)	12,188,764	16,624,615
Shaftesbury Capital PLC, REIT	6,286,787	11,516,309

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Swire Properties Ltd.	13,547,800	$35,611,561
Tokyo Tatemono Co. Ltd. (l)	976,300	19,790,798
		$218,748,052
Restaurants – 0.6%
Cafe de Coral Holdings Ltd.	17,380,000	$11,412,560
Domino's Pizza Enterprises Ltd. (l)	718,447	7,800,545
Greggs PLC (l)	1,051,987	22,326,531
		$41,539,636
Retail & E-commerce – 4.2%
ABC-Mart, Inc. (l)	1,900,700	$32,737,233
De'Longhi S.p.A.	651,977	27,667,403
Dollarama, Inc.	527,435	69,774,268
Grab Holdings Ltd., “A” (a)	7,410,130	27,936,190
Howden Joinery Group PLC	2,256,865	25,071,556
Multiplan Empreendimentos Imobiliarios S.A.	3,994,858	22,650,658
Nishimatsuya Chain Co. Ltd. (l)	655,200	7,865,015
Nitori Co. Ltd. (l)	1,540,200	22,871,631
SEB S.A.	407,010	21,429,487
Seria Co. Ltd.	696,800	15,622,248
Shimamura Co. Ltd.	957,700	19,672,917
ZOZO, Inc.	3,851,200	27,215,036
		$320,513,642
Semiconductor & Electronic Components – 7.5%
ASM International N.V.	26,625	$30,436,936
ASMPT Ltd.	4,055,400	125,135,143
Chroma ATE, Inc.	465,000	31,909,441
Globalwafers Co. Ltd.	2,105,000	68,086,947
RS Technologies Co. Ltd.	346,200	15,760,195
Samsung Electro-Mechanics Co. Ltd.	27,157	39,263,057
Silergy Corp.	3,028,000	58,157,984
Silicon Motion Technology Corp., ADR	190,941	63,646,364
Tekscend Photomask Corp. (l)	1,781,900	48,177,600
Tripod Technology Corp.	4,807,000	78,784,840
Zuken, Inc.	538,400	15,252,024
		$574,610,531
Software – 2.2%
ARGO GRAPHICS, Inc.	2,441,700	$18,254,490
GO, Inc. (a)	326,100	4,420,335
Iress Ltd.	1,394,174	5,982,035
Kingdee International Software Group Co. Ltd. (a)	29,055,000	22,068,700
Northsand, Inc. (a)(l)	2,069,236	16,131,611
Oracle Corp. Japan	425,700	21,730,742
PCA Corp.	274,300	2,159,378
Rakus Co. Ltd. (l)	4,723,100	27,620,567
Temairazu, Inc.	138,700	1,891,189
Totvs S.A.	4,501,400	25,025,702
Wisetech Global Ltd. (l)	877,673	20,323,028
		$165,607,777
Telecom - Infrastructure – 0.5%
Cellnex Telecom S.A.	1,335,697	$39,909,277

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Transportation & Logistics – 0.7%
Kamigumi Co. Ltd.	569,800	$17,900,264
Keisei Electric Railway Co. Ltd.	3,042,100	21,774,437
Seino Holdings Co. Ltd.	1,035,800	16,781,070
		$56,455,771
Travel, Gaming, & Lodging – 1.3%
Enav S.p.A.	5,949,642	$35,315,927
Mainfreight Ltd.	344,576	12,143,305
Sands China Ltd.	20,466,800	34,203,722
Shangri-La Asia Ltd.	32,340,000	16,536,064
		$98,199,018
Utilities – 2.5%
CESC Ltd.	24,613,047	$44,183,151
China Resources Gas Group Ltd.	6,258,100	11,697,756
DCC PLC	157,735	13,055,802
Gaztransport & Technigaz S.A.	212,756	45,191,361
Italgas S.p.A.	6,824,651	79,031,172
		$193,159,242
Total Common Stocks		$7,394,397,251
Mutual Funds (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 3.67% (v)	239,277,179	$239,277,179
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.59% (j)	24,133,959	$24,133,959

Other Assets, Less Liabilities – (0.4)%		(29,970,713)
Net Assets – 100.0%		$7,627,837,676

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $335,287,050 and
$7,322,521,339, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$592,113,465	$986,432,321	$—	$1,578,545,786
United Kingdom	683,901,404	—	—	683,901,404
Taiwan	63,646,364	562,663,366	—	626,309,730
Italy	434,592,904	—	—	434,592,904
Canada	432,614,564	—	—	432,614,564
Australia	175,615,375	251,965,563	—	427,580,938
India	45,574,674	303,713,878	—	349,288,552
Hong Kong	11,412,560	325,164,943	—	336,577,503
Germany	335,433,310	—	—	335,433,310
Other Countries	1,533,770,557	655,782,003	—	2,189,552,560
Investment Companies	263,411,138	—	—	263,411,138
Total	$4,572,086,315	$3,085,722,074	$—	$7,657,808,389
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At June 30, 2026, the value of securities loaned was $191,673,733. These loans were collateralized by cash of $24,133,959 and
U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $192,010,418.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended June 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Hangzhou Tigermed Consulting Co. Ltd.	$20,224,027	$23,236,008	$433,899	$(292,419)	$(6,520,083)	$36,213,634
MFS Institutional Money Market Portfolio	270,601,637	1,678,003,211	1,709,326,638	46,212	(47,243)	239,277,179
Midland Holdings Ltd.	10,872,596	—	297,513	(195,533)	1,798,685	12,178,235
PCA Corp. *	18,490,468	—	9,858,308	(5,501,931)	(970,851)	—
T. Hasegawa Co. Ltd.	48,899,699	—	1,006,409	(69,009)	(206,279)	47,618,002
	$369,088,426	$1,701,239,220	$1,720,922,767	$(6,012,680)	$(5,945,771)	$335,287,050

Affiliated Issuers	Dividend Income	Capital Gain Distributions
Hangzhou Tigermed Consulting Co. Ltd.	$110,464	$—
MFS Institutional Money Market Portfolio	5,877,459	—
Midland Holdings Ltd.	475,308	—
PCA Corp. *	676,124	—
T. Hasegawa Co. Ltd.	776,706	—
	$7,916,061	$—
* Held at period end. No longer considered an affiliated issuer.

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of June 30, 2026, are as follows:
Japan	20.7%
United Kingdom	9.0%
Taiwan	8.2%
Italy	5.7%
Canada	5.7%
Australia	5.6%
India	4.6%
Hong Kong	4.4%
Germany	4.4%
Other Countries	31.7%